OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
OTHER LIABILITIES
Other tax payable	$ 2,576,283	$ 1,535,202
Accrued payroll	346,297	149,761
Legal fee payable	319,599	321,430
Loans payable	543,517	58,660
Audit fee payable		50,000
Rental and property management fee payable	244,445	245,846
Deposit payable for goods	1,206,973	421,905
Other payables	218,188	96,220
Total other liabilities	$ 5,455,302	$ 2,879,024